Exhibit 99.3 Schedule 4 – Pay History 1

Client Name:	XXXXX
Client Project Name:	TPMT 2018-3
Start - End Dates:	10/26/2013 - 12/30/2013
Deal Loan Count:	2
Report Run Date:	5/30/2018 5:30 PM

Pay History Export

Loans in Report:	2

Redacted Loan Number	LOANUID	Borrower Last Name	Street	City	State	Postal Code	Current Rate	Current P&I	Current Balance	Pay History In File - Available For Review	Collection Comments In File/Available For Review	Pay History Doc As Of	Next Due Date	Verified Pmts Applied to PMI	Early Payment Default	Current Contractual P&I	Pay History - Current Escrow - Impound Payment	Total Monthly Payment	Interest Paid Through Date	P&I Changed in Last 12 Months	Payment String	Pay History - Delinquent Days	Pay History - Unpaid	Pay History - MUNI	Pay History - Months Rpt	Late Payments x30	Late Payments x60	Late Payments x90	Late Payments x120	Late Payments x150	Late Payments x180	Late Payments x210	Late Payments x240 Plus	Pay History Comments	Collection Comments	Sample Group
6B8C2FB3-5DE8-4682-9397-2EFD4F54F4A8	XXXXX	Missing	Missing	XXXXX	FL	XXXXX	2.000	(No Data)	126187.97	Yes	(No Data)	10/01/2013	11/01/2013	No	Not Applicable	564.12	213.14	777.26	10/01/2013	No	000000000000000000000000	0	0	0	24	0	0	0	0	0	0	0	0	(No Data)	(No Data)	TPMT 2018-3 PH
C3494B4B-D98C-481E-8E50-3997027079EE	XXXXX	Missing	Missing	XXXXX	PA	XXXXX	2.000	(No Data)	339153.03	Yes	(No Data)	10/01/2013	11/01/2013	No	Not Applicable	1164.96	459.36	1624.32	10/01/2013	No	100100011100000110011100	0	0	0	24	10	0	0	0	0	0	0	0	(No Data)	(No Data)	TPMT 2018-3 PH

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